SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Developing Markets Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 94.5%

Africa/Middle East - 7.7%

Israel - 2.9%
NICE Systems, Ltd., ADR *	1,275	362,151

South Africa - 4.8%
Bid Corp., Ltd. *	13,200	282,789
Bidvest Group, Ltd.	5,525	71,912
Naspers, Ltd.	1,425	235,524

		590,225

Asia - 72.0%

Australia - 2.8%
Atlassian Corp., PLC *	450	176,139
Rio Tinto, PLC, ADR	2,475	165,379

		341,518

China/Hong Kong - 35.1%
AIA Group, Ltd.	21,400	246,194
Alibaba Group Holding, Ltd., ADR *	3,150	466,357
Baidu, Inc., ADR *	1,300	199,875
Budweiser Brewing Co. APAC, Ltd.	46,000	116,842
China Construction Bank Corp.	82,000	58,522
China International Capital Corp., Ltd.	58,400	152,667
China Mengniu Dairy Co., Ltd.	48,000	309,112
China Petroleum & Chemical Corp., ADR	1,400	68,838
China Tower Corp., Ltd.	704,000	92,000
CSPC Pharmaceutical Group, Ltd.	230,400	274,949
ENN Energy Holdings, Ltd.	19,800	326,571
GDS Holdings, Ltd., ADR *	1,000	56,610
Hong Kong Exchanges & Clearing, Ltd.	5,100	313,398
JD.com, Inc., ADR *	4,000	288,960
Meituan Dianping *	6,000	191,529
Ping An Insurance Group Co. of China, Ltd.	19,900	136,104
Sands China, Ltd. *	30,400	62,214
Sinopharm Group Co., Ltd.	44,900	117,663
Tencent Holdings, Ltd.	11,400	680,566
Trip.com Group, Ltd. *	4,450	136,837
WH Group, Ltd.	101,857	72,527

		4,368,335

India - 3.1%
HDFC Bank, Ltd., ADR	5,350	391,031

Indonesia - 2.2%
Astra International Tbk PT	176,000	67,198
XL Axiata Tbk PT	948,800	200,021

		267,219

Singapore - 5.7%
DBS Group Holdings, Ltd.	14,500	321,300
Flex, Ltd. *	4,000	70,720
Sea, Ltd, ADR *	600	191,238
Singapore Technologies Engineering, Ltd.	44,000	122,824

		706,082

South Korea - 12.2%
LG Chem, Ltd.	575	372,928
NAVER Corp.	450	146,010
Samsung Electronics Co., Ltd.	12,250	759,434

Name of Issuer	Quantity	Fair Value ($)

Shinhan Financial Group Co., Ltd.	7,200	243,213

		1,521,585

Taiwan - 9.9%
Cathay Financial Holding Co., Ltd.	82,085	169,242
Hon Hai Precision Industry Co., Ltd., GDR	23,700	178,503
Taiwan Semiconductor Co.	37,482	775,206
Taiwan Semiconductor Co., ADR	1,000	111,650

		1,234,601

Thailand - 1.0%
Bangkok Bank PCL	36,500	125,611

Europe - 1.1%

Netherlands - 1.1%
Prosus NV	1,700	136,070

Latin America - 8.9%

Argentina - 2.6%
Globant SA *	1,175	330,187

Brazil - 3.8%
Ambev SA, ADR	21,575	59,547
Banco Bradesco SA	27,591	105,383
Lojas Renner SA	17,300	108,805
Pagseguro Digital, Ltd. *	3,800	196,536

		470,271

Chile - 0.7%
Banco Santander Chile, ADR	4,700	92,919

Peru - 1.8%
Southern Copper Corp.	3,900	218,946

North America - 4.8%

Mexico - 1.1%
Fomento Economico Mexicano, ADR	1,575	136,584

United States - 3.7%
Broadcom, Inc.	550	266,712
Skyworks Solutions, Inc.	1,150	189,497

		456,209

Total Common Stocks (cost: $7,667,081)		11,749,544

Investment Companies 4.3%
iShares MSCI India ETF (cost $333,062)	11,100	540,459

Short-Term Securities - 1.2%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $143,740)	143,740	143,740

Total Investments in Securities - 100.0% (cost $8,143,883)		12,433,743

Other Assets and Liabilities, net - 0.0%		159

Total Net Assets - 100.0%		$12,433,902

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Developing Markets Growth Fund (Continued)

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Electronic Technology	21.8%
Finance	18.9
Technology Services	18.5
Retail Trade	10.3
Consumer Non-Durables	5.6
Health Technology	3.2
Non-Energy Minerals	3.1
Process Industries	3.0
Consumer Services	3.0
Utilities	2.6
Communications	2.4
Producer Manufacturing	1.5
Energy Minerals	0.6
Investment Companies	4.3
Short-Term Securities	1.2

100.0
Other Assets and Liabilities, net	0.0

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Developing Markets Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks

Argentina	330,187	—	—	330,187

Australia	341,518	—	—	341,518

Brazil	470,271	—	—	470,271

Chile	92,919	—	—	92,919

China/Hong Kong	1,217,477	3,150,858	—	4,368,335

India	391,031	—	—	391,031

Indonesia	—	267,219	—	267,219

Israel	362,151	—	—	362,151

Mexico	136,584	—	—	136,584

Netherlands	—	136,070	—	136,070

Peru	218,946	—	—	218,946

Singapore	261,958	444,124	—	706,082

South Africa	354,701	235,524	—	590,225

South Korea	—	1,521,585	—	1,521,585

Taiwan	111,650	1,122,951	—	1,234,601

Thailand	—	125,611	—	125,611

United States	456,209	—	—	456,209

Investment Companies	540,459	—	—	540,459

Short-Term Securities	143,740	—	—	143,740

Total:	5,429,801	7,003,942	—	12,433,743

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2021	3